Income Taxes - Summary of Changes in the Deferred Tax Valuation Allowance (Details) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance [Line Items]
Balance at beginning of year	$ 20,910	$ 9,974	$ 3,865
Charges to costs and expenses	8,977	10,936	6,109
Balance at end of year	$ 29,887	$ 20,910	$ 9,974